Supplemental cash flow information	12 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow information
12.	Supplemental cash flow information

Non-cash financing and investing activities

In the years ended June 30, 2012 and 2011, the Company incurred the following non-cash investing and financing transactions.

	Year ended June 30,
	2012	2011
	$	$

Amortization capitalized to mineral interests	94,676	89,621
Transfer of share option reserve upon exercise of stock options	77,306	25,850
Transfer of warrants reserve upon exercise of warrants	558	1,488